Trading Revenues - Summary of Trading Revenues (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Trading income (expense) [abstract]
Interest rate and credit		$ 241	$ 272	$ 474
Equities		480	441	(125)
Commodities		235	231	295
Foreign exchange		268	295	250
Other		264	181	92
Total	[1]	$ 1,488	$ 1,420	$ 986

[1]	The amounts for the years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.